Segmented information	12 Months Ended
Dec. 31, 2025
Segmented information
Segmented information

19. Segmented information

The Company operates under two segments, the marketing and distribution of commercial products and the operation of a retail and mail order pharmacy.

Revenue generated from external customers for the years ended December 31, 2025, 2024 and 2023 was 100% from sales to customers in the United States.

During the year ended December 31, 2025, 100% of total revenue from the marketing and distribution of commercial products was generated from seven customers. Customer A accounted for 24%, Customer B accounted for 23%, Customer C accounted for 49% and the remaining four customers accounted for approximately 4% of revenue.

During the year ended December 31, 2024, 100% of total revenue from the marketing and distribution of commercial products was generated from eight customers. Customer A accounted for 29%, Customer B accounted for 18%, Customer C accounted for 49% and the remaining five customers accounted for approximately 4% of revenue.

During the year ended December 31, 2023, 100% of total revenue from the marketing and distribution of commercial products was generated from seven customers. Customer A accounted for 32%, Customer B accounted for 18%, Customer C accounted for 46% and the remaining four customers accounted for approximately 4% of revenue.

The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

As at December 31	2025	2024
Canada	$374	$578
United States	9,325	9,038
Barbados	3,254	4,068
	$12,953	$13,684

The financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2025 and December 31, 2024:

For the year ended December 31, 2025	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$8,569	$20,286	$28,855
Cost of goods sold	(4,325)	(12,782)	(17,107)
Operating expenses	(12,375)	(6,261)	(18,636)
Finance income (expense), net	(63)	185	122
Foreign exchange loss	(123)	-	(123)
Income (loss) before income taxes	$(8,317)	$1,428	$(6,889)

For the year ended December 31, 2024	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$11,076	$10,831	$21,907
Cost of goods sold	(3,886)	(4,932)	(8,818)
Operating expenses	(12,325)	(3,501)	(15,826)
Other income	1,860	-	1,860
Finance income (expense), net	(19)	184	165
Foreign exchange loss	(71)	-	(71)
Income (loss) before income taxes	$(3,365)	$2,582	$(783)